Investment Strategy - Emerging Markets Optical & Photonics ETF	Nov. 10, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing primarily in equity securities of Emerging Markets Optical & Photonics Companies (defined below). For purposes of the Fund’s investment strategy, the Fund expects to maintain significant exposure to companies located in, or economically tied, to emerging market countries, including countries in South Korea, Taiwan, China, India, Brazil, Indonesia, Chile, Czech Republic, Egypt, Greece, Hungary, Kuwait, Malaysia, Mexico, Philippines, Poland, Qatar, Saudi Arabia, South Africa, Thailand, Turkey, and United Arab Emirates (“Emerging Markets”).

Under normal circumstances, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of, and derivative instruments that provide exposure to, companies that are located in or economically tied to Emerging Markets and that derive at least 50% of their revenues or profits from generating, manipulating, detecting, or transmitting light for various technologies, such as AI data centers, defense, medical imaging, industrial manufacturing, quantum computing, and related technologies (“Emerging Markets Optical & Photonics Companies”). “Photonics” refers to technologies that generate, detect, amplify, modulate, or process light at the device level — that is, technologies in which light is actively created, converted to or from electrical signals, or directly manipulated. “Optics” (or “optical” technologies) refers to technologies that direct or condition the propagation of light — including guiding, focusing, filtering, reflecting, splitting, or transmitting light — typically through components and systems such as lenses, mirrors, optical fiber, waveguides, and related connectivity infrastructure. Photonic technologies are generally active in that they create light or convert between optical and electrical signals, while optical technologies are generally passive in that they direct, condition, or transmit light generated elsewhere. For purposes of the Fund’s 80% policy, derivative instruments are valued at their notional value.

The Fund may obtain exposure to Emerging Markets Optical & Photonics Companies directly through investments in equity securities or indirectly through derivative instruments, including swap agreements and forward contracts.

A company is considered economically tied to an Emerging Market if it is organized in, has its principal place of business in, has principal trading activity in, or derives at least 50% of its revenues, profits, assets, or business activities from one or more Emerging Markets.

The Fund’s sub-adviser, EMQQ Global, LLC (the “Sub-Adviser”), focuses on companies involved in optical and photonics-related technologies and products, including:

● Optical transceivers and modules,

● Laser sources and photonic components,

● Silicon photonics (“SiPh”) integrated circuits,

● Optical interconnect systems,

● Photonic substrates and wafer materials,

● Photonic foundry and contract manufacturing services,

● Industrial and defense lasers,

● Precision photodetectors, sensors, and imaging systems,

● Fiber optic cable and connectivity infrastructure,

● Optical computing and photonic AI acceleration, and

● Related technologies in photonics and/or optics.

In constructing the Fund’s portfolio, the Sub-Adviser uses a proprietary security selection methodology to identify Emerging Markets Optical & Photonics Companies that it believes are leaders in optical and photonics-related technologies and products. In making investment decisions, the Sub-Adviser considers factors such as market share and revenue share derived from the sales or production of optical and photonics-related products and technologies.

The Adviser uses a combination of quantitative, qualitative, and thematic analysis to identify Emerging Markets Optical & Photonics Companies. In evaluating potential investments, the Adviser may consider factors such as a company’s participation in the Emerging Markets Optical & Photonics industry, revenue from the design, development and/or manufacture of Optical & Photonics technology, research and development intensity, strategic positioning within the Optical & Photonics ecosystem, competitive advantages, expected growth potential, valuation, liquidity, and broader macroeconomic and geopolitical considerations.

The Fund may invest in the equity securities of companies of any market capitalization and may invest in common stocks, depositary receipts (including ADRs, EDRs, and GDRs), preferred stocks, convertible securities, and other equity-related instruments.

Because the Fund is thematic and non-diversified, it may invest a significant portion of its assets in a limited number of issuers, countries, industries, or sectors. As a result, the Fund’s investment exposure is concentrated in the group of industries comprising the information technology sector.

The Fund may invest in Chinese issuers, including A-shares, Hong Kong-listed securities, and variable interest entity (“VIE”) structures, to the extent permitted by applicable law and the Fund’s investment policies. In this structure, the Chinese-based operating company is the VIE and establishes a shell company in a foreign jurisdiction, such as the Cayman Islands. The shell company lists on a foreign exchange and enters into contractual arrangements with the VIE. This structure allows Chinese companies in which the government restricts foreign ownership to raise capital from foreign investors. See “Principal Investment Risks – Foreign Securities Risk” for additional discussion of risks and regulatory limitations associated with investments in Chinese issuers and VIE structures. The Fund may also invest in frontier markets securities. “Frontier Markets” are markets in countries that are less economically developed than traditional emerging market countries and that generally have smaller, less liquid, and less mature securities markets.

The Fund will invest in U.S. government securities, including U.S. Treasury bills, notes, and bonds, to serve as collateral for the Fund’s derivatives holdings.

The Fund may sell a security when the Sub-Adviser determines that the company no longer meets the Fund’s thematic criteria, exhibits deteriorating fundamentals, faces adverse regulatory or competitive developments, reaches the Sub-Adviser’s valuation target, or when the Sub-Adviser identifies more attractive investment opportunities.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of, and derivative instruments that provide exposure to, companies that are located in or economically tied to Emerging Markets and that derive at least 50% of their revenues or profits from generating, manipulating, detecting, or transmitting light for various technologies, such as AI data centers, defense, medical imaging, industrial manufacturing, quantum computing, and related technologies (“Emerging Markets Optical & Photonics Companies”).